Stock-Based Compensation	3 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure Of Compensation Related Costs, Share-Based Payments [Text Block]

11. Stock-Based Compensation

On June 23, 2009 the Company adopted the 2009 Stock Option Plan (the “Plan”) and replaced the 1999 Stock Option Plan as amended (the “Prior Plan”), which expired in May of 2009. All options granted under the Prior Plan are expired, exercised or cancelled as of March 31, 2014.
The purpose of the Plan is to align the interests of officers, other key employees, consultants and non-employee directors of the Company and its subsidiaries with those of the stockholders of the Company, to afford an incentive to such officers, employees, consultants and directors to continue as such, to increase their efforts on behalf of the Company and to promote the success of the Company’s business. The availability of additional shares will enhance the Company’s ability to achieve these goals. The basis of participation in the Plan is upon discretionary grants of the Board. The Board may at any time, and from time to time, suspend or terminate the Plan in whole or in part or amend it from time to time.
The maximum number of Common Shares reserved for the grant of awards under the Plan is 400,000, subject to adjustment as provided in Section 9 of the Plan. As of March 31, 2014, 355,000 options were granted, 210,000 options were cancelled, and 255,000 are available for grant under the 2009 stock option plan.
The exercise price of options granted under the Company’s stock option plan may not be less than the fair market value on the date of grant. Stock options under our stock option plan may be awarded to officers, key-employees, consultants and non-employee directors of the Company. Under our stock option plan, every non-employee director of the Company is granted 7,000 options upon first taking office, and then 7,000 upon each additional year in office. Generally, options outstanding vest over periods not exceeding four years and are exercisable for up to five years from the grant date.
Share based compensation expense recognized under ASC 718 for each of the three month periods ended March 31, 2014 and 2013 was $3,416, and for the years ended December 31, 2013 and 2012 were $35,578 and 30,879, respectively. The stock based compensation expense for each period also includes the amortization of the fair value of the 1,000,000 restricted shares granted to the Company’s Chief Executive Officer on September 9, 2011 of $195,968, after adjusting for the effect on the fair value of the stock options related to this transaction. The fair value will be amortized over 15 years (See Note 12).
The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average share assumptions used for grants in 2013 and 2012, respectively: (1) expected life of 5 years; (2) annual dividend yield of 2.61% to 0%; (3) expected volatility 75% to 74.6%; and (4) risk free interest rate of 1.07% to 0.73%.
The following summarizes stock option activity for the three months ended March 31, 2014 and for the year ended December 31, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	355,000	$0.92	1.62	$173,006
Granted in year 2013	28,000	1.53
Exercised in year 2013	(28,000)	0.81
Expired in year 2013	(70,000)	1.01
Outstanding at December 31, 2013	285,000	$0.97	1.43	$147,656
Granted in the first quarter of 2014	—	—
Exercised in the first quarter of 2014	—	—
Expired in the first quarter of 2014	(140,000)	0.74
Outstanding at March 31, 2014	145,000	$1.20	2.31	$100,082
Vested and exercisable at December 31, 2013	283,000	$0.97	1.42	$146,458
Vested and exercisable at March 31, 2014	143,000	$1.20	2.31	$98,884
The weighted-average fair value of each option granted during the year ended December 31, 2013, estimated as of the grant date using the Black-Scholes option-pricing model, was $0.78 per option. There was no grant of options during the three month period ended March 31, 2014.
Mr. Ran, the Company’s Chief Executive Officer, agreed not to exercise his 140,000 remaining options, which were vested and outstanding of December 31, 2013 in accordance with the Restricted Stock Agreement (see Note 12).
A summary of the status of the Company’s nonvested shares as of March 31, 2014 and December 31, 2013, and changes during the periods then ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Nonvested shares at January 1, 2013	3,000	$1.01	3.88
Granted	28,000	1.53	4.50
Vested	(29,000)	1.51	4.44
Nonvested shares at December 31, 2013	2,000	$1.01	2.88
Granted	—	—	—
Vested	—	—	—
Nonvested shares at March 31, 2014	2,000	$1.01	2.63
The following table summarizes information about stock options outstanding at March 31, 2014:

	Stock Option Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 – $1.00	28,000	$0.93	0.25	28,000	$0.93
$1.01 – $2.00	117,000	1.26	2.80	115,000	1.27
	145,000	$1.20	2.31	143,000	$1.20
In connection with the Company’s private placement of senior secured notes the Company issued to Paulson 20,000 warrants. The warrants are convertible into the same number of common shares at an exercise price of $2.50 per warrant. The warrants are exercisable over a five-year period beginning December 28, 2010.